FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in fair value
Total Gain/(Loss)	CAD (105,026)	CAD (169,336)	CAD 242,038
Equity Swaps (gain)/loss | General and Admin Expense
Change in fair value
Total Gain/(Loss)	3,582	(2,097)	(9,282)
Electricity Swaps | Operating Expense
Change in fair value
Total Gain/(Loss)	1,135	(408)	(1,275)
Cross currency interest rate swap | Interest Expenses
Change in fair value
Total Gain/(Loss)			(580)
Cross currency interest rate swap | Foreign Exchange
Change in fair value
Total Gain/(Loss)			16,128
Foreign exchange derivatives | Foreign Exchange
Change in fair value
Total Gain/(Loss)		(21,847)	6,149
Commodity Derivative Instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	(109,743)	(144,984)	230,898
Commodity Derivative Instruments | Crude Oil Instruments | Commodity derivative instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	(96,238)	(99,790)	182,019
Commodity Derivative Instruments | Gas | Commodity derivative instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	CAD (13,505)	CAD (45,194)	CAD 48,879